UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     May 07, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     31698


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC  COMMON              007903107      299    32279 X        SOLE                    32279
ADVANCED MICRO DEVICES INC  NOTE                007903AL1     4785  4941000 X        SOLE                  4941000
ADVANCED MICRO DEVICES INC  NOTE                007903AN7      544   541000 X        SOLE                   541000
AIRGAS INC                  COMMON              009363102     2008    31570 X        SOLE                    31570
AIRGAS INC                  OPTION              009363902        1        5     X    SOLE                        5
CIT GROUP INC               OPTION              125581901       89       83     X    SOLE                       83
CIT GROUP INC               COMMON              125581801     1459    37448 X        SOLE                    37448
COCA COLA ENTERPRISES INC   COMMON              191219104     1950    70507 X        SOLE                    70507
DOW CHEM CO                 OPTION              260543953       18      185     X    SOLE                      185
DU PONT E I DE NEMOURS & CO OPTION              263534959        6      149     X    SOLE                      149
EXXON MOBIL CORP            OPTION              30231G952       16       52     X    SOLE                       52
INTERACTIVE DATA CORP       OPTION              45840J907        1        4     X    SOLE                        4
INTERACTIVE DATA CORP       COMMON              45840J107      928    29012 X        SOLE                    29012
LIBERTY ACQUISITION HLDGS COCOMMON              53015Y107      298    30163 X        SOLE                    30163
LIBERTY MEDIA CORP          COMMON              53071M708      741    13562 X        SOLE                    13562
MILLIPORE CORP              OPTION              601073909       15       23     X    SOLE                       23
MILLIPORE CORP              COMMON              601073109     1980    18747 X        SOLE                    18747
OSI PHARMACEUTICALS INC     COMMON              671040103     3839    64467 X        SOLE                    64467
OSI PHARMACEUTICALS INC     OPTION              671040953        2       50     X    SOLE                       50
OSI PHARMACEUTICALS INC     OPTION              671040903       22       38     X    SOLE                       38
OSI PHARMACEUTICALS INC     OPTION              671040903       56      196     X    SOLE                      196
OSI PHARMACEUTICALS INC     OPTION              671040903       58       84     X    SOLE                       84
OSI PHARMACEUTICALS INC     OPTION              671040953       39      376     X    SOLE                      376
OSI PHARMACEUTICALS INC     OPTION              671040953        0       12     X    SOLE                       12
SMITH INTL INC              COMMON              832110100      859    20067 X        SOLE                    20067
SPDR S&P 500 ETF TR         OPTION              78462F953       11       49     X    SOLE                       49
TERRA INDS INC              COMMON              880915103     5312   116089 X        SOLE                   116089
WILLIAMS COS INC            OPTION              969457900      238      626     X    SOLE                      626
XTO ENERGY INC              COMMON              98385X106     6124   129810 X        SOLE                   129810